ADARA SMALLER COMPANIES FUND
PORTFOLIO OF INVESTMENTS
November 30, 2022 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 92.6%
Advertising — 0.0%
Advantage Solutions, Inc.*	15,806	$39,199

Aerospace/Defense — 0.4%
AAR Corp.*	11,755	547,313
Aerovironment, Inc.*	1,433	131,821
Curtiss-Wright Corp.	2,004	354,006
Hexcel Corp.	10,681	640,326
Mercury Systems, Inc.*	2,290	116,378
Moog, Inc., Class A	1,762	153,347
National Presto Industries, Inc.	615	42,509
		1,985,700
Agriculture — 0.9%
Alico, Inc.	64,320	1,989,417
Darling Ingredients, Inc.*	8,943	642,376
Universal Corp.	3,026	172,210
Vector Group Ltd.	9,371	104,018
Vital Farms, Inc.*	75,730	1,080,667
		3,988,688
Airlines — 0.2%
Allegiant Travel Co.*	4,118	340,188
Frontier Group Holdings, Inc.*	3,540	46,161
Hawaiian Holdings, Inc.*	6,353	88,307
SkyWest, Inc.*	8,137	150,128
Sun Country Airlines Holdings, Inc.*	9,410	190,082
		814,866
Apparel — 0.8%
Capri Holdings, Ltd.*	5,836	334,695
Crocs, Inc.*	3,786	382,386
Deckers Outdoor Corp.*	906	361,385
Kontoor Brands, Inc.	4,168	181,099
Lakeland Industries, Inc.*	169,290	2,256,636
Skechers U.S.A., Inc., Class A*	3,666	154,595
		3,670,796
Auto Manufacturers — 0.3%
Wabash National Corp.	49,275	1,235,324

Auto Parts & Equipment — 1.7%
Cooper-Standard Holdings, Inc.*	125,320	886,012
Dorman Products, Inc.*	1,452	130,157
Fox Factory Holding Corp.*	2,807	297,823
Gentherm, Inc.*	12,893	923,010
Methode Electronics, Inc.	2,370	108,262
Miller Industries Inc/TN	35,640	983,308
Motorcar Parts of America, Inc.*	124,620	1,404,467
Shyft Group Inc., (The)	31,933	783,316
Standard Motor Products, Inc.	5,590	214,712
Titan International, Inc.*	57,548	824,663
XPEL, Inc.*	17,704	1,213,609
		7,769,339
Banks — 8.6%
Ameris Bancorp	2,245	118,716
Bank of Marin Bancorp	912	32,732
Banner Corp.	1,733	122,384
Cadence Bank	22,282	642,613
Capital Bancorp, Inc.	62,030	1,539,585
Capital City Bank Group, Inc.	876	30,835
Central Pacific Financial Corp.	3,784	80,183
City Holding Co.	10,054	1,024,704
Civista Bancshares, Inc.	71,380	1,631,747
Colony Bankcorp, Inc.	97,737	1,339,974
Community Bank System, Inc.	1,997	130,085
Community Trust Bancorp, Inc.	3,554	170,272
Customers Bancorp, Inc.*	13,377	431,676
CVB Financial Corp.	8,715	249,946
Dime Community Bancshares, Inc.	2,193	78,224
Eagle Bancorp, Inc.	2,728	128,652
Esquire Financial Holdings, Inc.	52,565	2,357,015
Farmers National Bancorp	113,640	1,728,464
First BanCorp	41,247	634,379
First Business Financial Services, Inc.	44,549	1,707,118
First Commonwealth Financial Corp.	18,699	275,249
First Financial Bancorp	24,036	635,271
First Financial Bankshares, Inc.	13,162	486,336
First Financial Corp, Inc.	3,691	177,426
First Hawaiian, Inc.	13,502	358,478
First Interstate BancSystem, Inc., Class A	2,950	128,679
First Merchants Corp.	11,680	516,373
First Northwest Bancorp	82,210	1,202,732
Flagstar Bancorp, Inc.	2,203	82,701
German American Bancorp, Inc.	1,217	48,510
Glacier Bancorp, Inc.	13,357	773,370
Heritage Financial Corp.	16,955	557,820
HomeStreet, Inc.	2,233	60,961
Hope Bancorp, Inc.	27,648	376,566
Horizon Bancorp	61,647	1,002,380
Independent Bank Corp.	1,193	107,990
Independent Bank Group, Inc.	581	38,311
Metropolitan Bank Holding Corp.*	23,626	1,501,196
NBT Bancorp, Inc.	1,326	61,208
Northeast Bank	59,640	2,525,158
OFG Bancorp	7,960	230,601
Old National Bancorp	10,450	199,700
Orrstown Financial Services, Inc.	59,950	1,613,255
Parke Bancorp, Inc.	99,591	2,166,104
Peoples Financial Services Corp.	19,760	1,125,134
Preferred Bank	1,379	104,239
S&T Bancorp, Inc.	8,702	325,629
Seacoast Banking Corp. of Florida	16,488	566,857
Simmons First National Corp., Class A	4,453	103,354
South Plains Financial, Inc.	1,276	39,505
Southside Bancshares, Inc.	4,513	164,002
Stellar Bancorp, Inc.	2,051	69,344
SVB Financial Group*	1	232
Tompkins Financial Corp.	1,660	138,676
TrustCo Bank Corp. NY	1,864	72,398
UMB Financial Corp.	3,164	270,585
United Community Banks, Inc.	12,730	496,088
Unity Bancorp, Inc.	72,830	2,076,383
Univest Financial Corp.	1,395	39,353
USCB Financial Holdings, Inc.*	108,660	1,443,005
Veritex Holdings, Inc.	11,815	385,878
Walker & Dunlop, Inc.	1,239	110,655
West Bancorporation, Inc.	78,870	1,896,035
Westamerica Bancorp	2,361	145,792
		38,878,823
Beverages — 1.0%
Celsius Holdings, Inc.*	7,425	826,699
Coca-Cola Consolidated, Inc.	279	137,212
Duckhorn Portfolio Inc., (The)*	71,259	1,144,420
MGP Ingredients, Inc.	16,752	2,095,005
Vita Coco Co Inc., (The)*	38,487	455,686
		4,659,022
Biotechnology — 5.2%
2seventy bio, Inc.*	2,799	43,860
Acumen Pharmaceuticals, Inc.*	38,316	217,635
Akero Therapeutics, Inc.*	4,302	200,043
Albireo Pharma, Inc.*	1,908	42,129
Allogene Therapeutics, Inc.*	12,657	124,798
ALX Oncology Holdings, Inc.*	13,037	144,711
Anavex Life Sciences Corp.*	13,742	121,204
ANI Pharmaceuticals, Inc.*	5,276	221,328
Apellis Pharmaceuticals, Inc.*	8,381	418,463
Arcus Biosciences, Inc.*	3,194	112,333
Astria Therapeutics, Inc.*	33,038	332,032
Atea Pharmaceuticals, Inc.*	7,521	35,273
BELLUS Health, Inc.*	24,866	245,427
Biohaven Ltd.*	29,224	462,324
Biomea Fusion, Inc.*	26,755	192,368
C4 Therapeutics, Inc.*	33,996	291,346
Cara Therapeutics, Inc.*	4,074	48,073
Chinook Therapeutics, Inc.*	49,181	1,113,950
CinCor Pharma, Inc.*	20,979	247,552
Crinetics Pharmaceuticals, Inc.*	95,979	1,715,145
Cullinan Oncology, Inc.*	3,244	40,323
Cytokinetics, Inc.*	22,681	963,943
Day One Biopharmaceuticals, Inc., Class I*	33,152	703,817
DICE Therapeutics, Inc.*	40,698	1,416,697
Dynavax Technologies Corp.*	70,528	875,252
Emergent BioSolutions, Inc.*	2,409	29,631
Halozyme Therapeutics, Inc.*	8,514	487,512
Immunocore Holdings PLC, ADR*	3,333	209,346
Innoviva, Inc.*	3,076	40,388
Intra-Cellular Therapies, Inc.*	6,957	377,209
IVERIC bio, Inc.*	37,015	874,294
Kinnate Biopharma, Inc.*	4,487	35,537
Ligand Pharmaceuticals, Inc.*	978	71,296
Myriad Genetics, Inc.*	6,426	130,191
Nektar Therapeutics*	19,103	53,488
Nuvalent, Inc.*	47,812	1,572,059
Organogenesis Holdings, Inc.*	12,664	34,699
REGENXBIO, Inc.*	1,850	44,215
Relay Therapeutics, Inc.*	34,216	635,733
REVOLUTION Medicines, Inc.*	14,690	346,537
Seer, Inc.*	6,023	38,909
SpringWorks Therapeutics, Inc.*	13,339	322,537
Tarsus Pharmaceuticals, Inc.*	1,802	30,292
Theravance Biopharma, Inc.*	6,387	68,724
TransMedics Group, Inc.*	37,564	2,324,085
Ventyx Biosciences, Inc.*	42,085	1,220,044
Veracyte, Inc.*	20,097	557,491
Vir Biotechnology, Inc.*	4,966	140,141
Viridian Therapeutics, Inc.*	17,559	443,716
Xencor, Inc.*	6,611	196,479
Xenon Pharmaceuticals, Inc.*	75,021	2,766,774
		23,381,353
Building Materials — 1.2%
AAON, Inc.	4,120	326,551
American Woodmark Corp.*	1,043	56,531
Apogee Enterprises, Inc.	7,722	372,586
Armstrong World Industries, Inc.	18,178	1,388,981
Boise Cascade Co.	3,571	264,397
Gibraltar Industries, Inc.*	4,141	209,576
Modine Manufacturing Co.*	14,507	307,113
PGT Innovations, Inc.*	6,101	120,739
Simpson Manufacturing Co., Inc.	2,069	192,520
SPX Technologies, Inc.*	4,521	302,455
Summit Materials, Inc., Class A*	32,690	990,180
UFP Industries, Inc.	8,103	663,312
		5,194,941
Chemicals — 0.6%
AdvanSix, Inc.	3,917	161,224
Axalta Coating Systems Ltd.*	37,613	1,009,533
Balchem Corp.	1,846	259,917
Chemours Co., (The)	9,276	288,020
Innospec, Inc.	1,121	124,308
Koppers Holdings, Inc.	7,974	237,545
Rogers Corp.*	1,868	203,687
Stepan Co.	2,701	301,350
		2,585,584
Coal — 0.1%
Warrior Met Coal, Inc.	9,551	351,668

Commercial Services — 7.7%
Acacia Research Corp.*	320,940	1,325,482
Adtalem Global Education, Inc.*	3,449	143,478
AirSculpt Technologies, Inc.	42,840	153,367
Alight, Inc.*	118,030	1,018,599
AMN Healthcare Services, Inc.*	3,294	407,468
ARC Document Solutions, Inc.	599,380	1,762,177
Arlo Technologies, Inc.*	9,774	37,337
ASGN, Inc.*	2,386	216,172
Barrett Business Services, Inc.	41,978	4,127,697
BGSF, Inc.	165,900	2,191,539
Brink's Co., (The)	4,054	242,227
Cass Information Systems, Inc.	1,866	81,134
CoreCivic, Inc.*	166,044	2,205,064
CRA International, Inc.	23,790	2,932,355
Cross Country Healthcare, Inc.*	69,821	2,498,195
Deluxe Corp.	7,148	138,242
Ennis, Inc.	2,365	54,939
European Wax Center, Inc.	24,878	360,731
EVERTEC, Inc.	35,125	1,186,171
Forrester Research, Inc.*	2,003	70,466
FTI Consulting, Inc.*	1,865	322,309
Green Dot Corp., Class A*	4,948	100,840
HealthEquity, Inc.*	1,801	114,327
Heidrick & Struggles International, Inc.	2,031	60,321
Huron Consulting Group, Inc.*	15,258	1,187,988
I3 Verticals, Inc., Class A*	23,829	626,464
ICF International, Inc.	4,495	487,123
Insperity, Inc.	2,292	271,717
Kelly Services, Inc., Class A	46,617	792,023
Landec Corp.*	135,618	1,154,109
MarketAxess Holdings, Inc.	1,203	322,308
Medifast, Inc.	1,970	248,319
National Research Corp.	1,212	46,953
Payoneer Global, Inc.*	234,174	1,264,540
Perdoceo Education Corp.*	10,039	144,060
Performant Financial Corp.*	95,690	228,699
Progyny, Inc.*	5,684	208,205
Rent-A-Center, Inc.	3,409	82,123
Resources Connection, Inc.	5,457	105,320
Shift4 Payments, Inc.*	9,452	438,006
ShotSpotter, Inc.*	1,126	37,755
SP Plus Corp.*	48,678	1,698,375
Strategic Education, Inc.	1,789	146,340
Stride, Inc.*	27,567	976,147
Udemy, Inc.*	63,522	901,377
Viad Corp.*	33,341	987,227
WillScot Mobile Mini Holdings Corp., Class A*	18,119	873,517
		34,979,332
Computers — 1.7%
3D Systems Corp.*	9,382	95,133
CACI International, Inc., Class A*	1,145	357,584
DXC Technology Co.*	26,040	772,607
ExlService Holdings, Inc.*	1,497	280,238
Grid Dynamics Holdings, Inc.*	31,875	406,088
Insight Enterprises, Inc.*	2,176	226,108
MAXIMUS, Inc.	8,627	606,478
NCR Corp.*	45,851	1,094,463
NetScout Systems, Inc.*	1,238	46,153
One Stop Systems, Inc.*	185,588	582,746
OneSpan, Inc.*	4,506	56,640
Quantum Corp.*	447,440	568,249
Rimini Street, Inc.*	394,650	1,657,530
Science Applications International Corp.	1,681	185,095
TTEC Holdings, Inc.	3,501	167,873
WNS Holdings, Ltd., ADR*	5,516	465,109
		7,568,094
Cosmetics/Personal Care — 0.9%
Beauty Health Co., (The)*	19,488	209,496
Edgewell Personal Care Co.	4,692	202,741
elf Beauty, Inc.*	53,172	2,922,333
Honest Co Inc/The*	12,013	34,598
Inter Parfums, Inc.	7,844	747,455
		4,116,623
Distribution/Wholesale — 1.0%
G-III Apparel Group Ltd.*	19,012	411,230
H&E Equipment Services, Inc.	10,931	458,337
Manitex International, Inc.*	311,230	1,475,230
MRC Global, Inc.*	7,000	82,320
Pool Corp.	2,106	693,738
Resideo Technologies, Inc.*	6,662	107,924
SiteOne Landscape Supply, Inc.*	2,723	341,818
Univar Solutions, Inc.*	32,023	1,060,922
WESCO International, Inc.*	371	47,829
		4,679,348
Diversified Financial Services — 1.5%
Encore Capital Group, Inc.*	3,458	174,283
Enova International, Inc.*	3,612	145,708
Evercore Partners, Inc., Class A	6,091	701,562
Flywire Corp.*	24,387	528,954
Houlihan Lokey, Inc.	5,900	580,265
Interactive Brokers Group, Inc., Class A	3,063	245,959
International Money Express, Inc.*	45,263	983,112
Radian Group, Inc.	33,704	659,587
Silvercrest Asset Management Group, Inc., Class A	113,746	2,149,800
Sunlight Financial Holdings, Inc.*	263,130	476,265
Virtus Investment Partners, Inc.	807	156,510
World Acceptance Corp.*	2,155	152,811
		6,954,816
Electric — 0.2%
Altus Power, Inc.*	56,949	407,186
Unitil Corp.	6,637	363,840
		771,026
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	186,729
Littelfuse, Inc.	1,079	265,973
		452,702
Electronics — 2.4%
Atkore International Group, Inc.*	15,424	1,884,042
Benchmark Electronics, Inc.	6,603	190,629
Brady Corp., Class A	2,928	140,251
Coherent Corp.*	3,416	125,265
Comtech Telecommunications Corp.	119,350	1,392,815
CTS Corp.	8,512	361,760
FARO Technologies, Inc.*	615	18,401
Itron, Inc.*	11,780	626,460
Ituran Location and Control Ltd.	27,351	639,193
Kimball Electronics, Inc.*	122,800	2,835,452
Knowles Corp.*	7,352	114,691
OSI Systems, Inc.*	1,136	100,513
Plexus Corp.*	8,499	936,760
Sanmina Corp.*	6,648	439,366
SYNNEX Corp.	830	84,909
TTM Technologies, Inc.*	8,548	137,366
Vontier Corp.	52,037	1,021,486
		11,049,359
Energy-Alternate Sources — 0.4%
Eneti, Inc.	5,572	51,040
Green Plains, Inc.*	20,790	718,502
Maxeon Solar Technologies Ltd.*	22,098	508,696
REX American Resources Corp.*	2,520	74,365
Shoals Technologies Group, Inc.*	5,886	170,517
SolarEdge Technologies, Inc.*	1,052	314,401
		1,837,521
Engineering & Construction — 3.3%
Arcosa, Inc.	17,398	1,063,018
Bowman Consulting Group Ltd.*	107,210	2,105,604
Comfort Systems USA, Inc.	14,733	1,867,555
Dycom Industries, Inc.*	12,096	1,102,430
EMCOR Group, Inc.	4,741	734,381
Exponent, Inc.	7,123	736,589
Latham Group, Inc.*	62,964	217,226
MasTec, Inc.*	4,399	399,561
Mistras Group, Inc.*	86,870	342,268
MYR Group, Inc.*	12,342	1,179,031
NV5 Global, Inc.*	10,790	1,559,263
Sterling Construction Co., Inc.*	97,384	3,189,326
TopBuild Corp.*	2,707	417,095
		14,913,347
Entertainment — 0.4%
Everi Holdings, Inc.*	59,871	1,001,043
Liberty Media Corp-Liberty Braves*	1,183	39,181
Monarch Casino & Resort, Inc.*	3,215	272,793
Scientific Games Corp.*	6,167	399,436
		1,712,453
Environmental Control — 0.6%
Energy Recovery, Inc.*	37,273	863,988
Harsco Corp.*	3,525	26,367
Montrose Environmental Group, Inc.*	32,347	1,493,137
Tetra Tech, Inc.	3,198	494,379
		2,877,871
Food — 2.0%
B&G Foods, Inc.	10,026	133,145
Calavo Growers, Inc.	2,383	83,310
Chefs' Warehouse, Inc. (The)*	21,357	829,719
Grocery Outlet Holding Corp.*	5,767	174,567
Hostess Brands, Inc.*	11,540	304,656
Ingles Markets, Inc., Class A	14,569	1,472,926
J&J Snack Foods Corp.	2,130	349,363
John B Sanfilippo & Son, Inc.	1,789	151,510
Real Good Food Co Inc., (The)*	49,685	355,248
SpartanNash Co.	7,719	253,569
SunOpta, Inc.*	170,476	1,593,951
TreeHouse Foods, Inc.*	2,674	132,176
United Natural Foods, Inc.*	8,258	393,741
Utz Brands, Inc.	52,260	996,076
Weis Markets, Inc.	1,995	173,984
Whole Earth Brands, Inc.*	355,109	1,537,622
		8,935,563
Food Service — 0.3%
Healthcare Services Group, Inc.	6,962	97,120
Sovos Brands, Inc.*	87,772	1,263,039
		1,360,159
Forest Products & Paper — 0.0%
Clearwater Paper Corp., Class A*	2,737	106,825
Mercer International, Inc.	7,834	108,109
		214,934
Gas — 0.4%
Chesapeake Utilities Corp.	1,307	156,487
Northwest Natural Holding, Co.	5,018	251,452
South Jersey Industries, Inc.	6,472	224,578
Southwest Gas Holdings, Inc.	17,376	1,189,561
		1,822,078
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	157,937
Hurco Cos., Inc.	50,680	1,263,959
MSA Safety, Inc.	2,547	359,152
		1,781,048
Healthcare-Products — 3.6%
ABIOMED, Inc.*	1,453	548,929
Adaptive Biotechnologies Corp.*	49,723	436,568
Alphatec Holdings, Inc.*	121,463	1,246,210
BioLife Solutions, Inc.*	7,650	161,950
Brooks Automation, Inc.	6,329	381,069
Cerus Corp.*	62,738	250,952
Cutera, Inc.*	17,338	824,942
EDAP TMS SA, ADR*	53,616	606,933
Establishment Labs Holdings, Inc.*	10,203	650,543
Glaukos Corp.*	2,779	129,418
Haemonetics Corp.*	3,260	278,111
ICU Medical, Inc.*	4,803	764,782
Inari Medical, Inc.*	5,244	385,854
Inspire Medical Systems, Inc.*	4,650	1,123,300
Integra LifeSciences Holdings Corp.*	3,088	169,655
Lantheus Holdings, Inc.*	18,944	1,176,044
Masimo Corp.*	2,530	366,698
MaxCyte, Inc.*	54,266	325,053
Meridian Bioscience, Inc.*	2,767	88,544
Merit Medical Systems, Inc.*	3,088	222,336
NuVasive, Inc.*	789	30,645
OmniAb, Inc.*	4,792	16,964
OmniAb, Inc. Old*	370	–
OmniAb, Inc. Old*	370	–
Omnicell, Inc.*	4,226	218,104
Patterson Cos., Inc.	32,899	935,648
PROCEPT BioRobotics Corp.*	31,410	1,347,489
Quanterix Corp.*	4,610	61,313
Repligen Corp.*	4,162	744,332
SI-BONE, Inc.*	11,648	143,037
Silk Road Medical, Inc.*	7,372	392,559
Treace Medical Concepts, Inc.*	52,349	1,211,879
Varex Imaging Corp.*	7,739	164,376
West Pharmaceutical Services, Inc.	2,836	665,496
		16,069,733
Healthcare-Services — 0.8%
Addus HomeCare Corp.*	1,574	173,581
Amedisys, Inc.*	4,986	454,175
Chemed Corp.	621	322,920
Ensign Group, Inc., (The)	2,982	283,290
LHC Group, Inc.*	2,720	444,475
MEDNAX, Inc.*	36,784	587,808
ModivCare, Inc.*	2,212	170,324
National HealthCare Corp.	2,639	162,668
RadNet, Inc.*	24,013	474,737
Surgery Partners, Inc.*	13,351	377,967
US Physical Therapy, Inc.	1,754	151,563
		3,603,508
Home Builders — 0.5%
Cavco Industries, Inc.*	624	143,289
Century Communities, Inc.	9,495	457,279
Installed Building Products, Inc.	3,100	263,283
LCI Industries	2,012	198,907
LGI Homes, Inc.*	2,657	263,947
M/I Homes, Inc.*	5,874	265,387
MDC Holdings, Inc.	4,389	142,335
Winnebago Industries, Inc.	5,231	306,484
		2,040,911
Home Furnishings — 0.8%
Ethan Allen Interiors, Inc.	3,342	95,080
Hamilton Beach Brand, Class A	130,070	1,846,994
iRobot Corp.*	819	42,662
Sleep Number Corp.*	13,940	407,745
Universal Electronics, Inc.*	52,200	1,141,614
		3,534,095
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	2,380	97,699
Quanex Building Products Corp.	1,957	46,518
WD-40 Co.	995	166,662
		310,879
Housewares — 0.3%
Lifetime Brands, Inc.	175,183	1,473,289
Tupperware Brands Corp.*	20,372	94,322
		1,567,611
Insurance — 2.7%
American Equity Investment Life Holding Co.	49,708	2,013,671
Argo Group International Holdings Ltd.	2,322	63,112
Axis Capital Holdings Ltd.	28,437	1,636,834
BRP Group, Inc., Class A*	30,836	926,313
Donegal Group, Inc.	2,108	31,346
Employers Holdings, Inc.	3,627	168,547
Genworth Financial, Inc., Class A*	281,044	1,413,651
HCI Group, Inc.	1,031	38,580
Heritage Insurance Holdings, Inc.	209,380	345,477
Horace Mann Educators Corp.	1,864	71,932
James River Group Holdings Ltd.	17,313	415,858
NMI Holdings, Inc., Class A*	39,935	859,801
Palomar Holdings, Inc.*	12,851	806,272
RLI Corp.	1,478	192,243
Safety Insurance Group, Inc.	1,668	153,022
Selective Insurance Group, Inc.	3,866	371,600
Stewart Information Services Corp.	2,200	97,372
United Fire Group, Inc.	2,567	78,422
White Mountains Insurance Group Ltd.	1,918	2,606,294
		12,290,347
Internet — 1.0%
ePlus, Inc.*	28,732	1,426,831
Eventbrite, Inc., Class A*	43,341	315,956
HealthStream, Inc.*	4,636	117,754
Liquidity Services, Inc.*	35,894	599,071
Perion Network Ltd.*	42,958	1,178,338
Tucows, Inc.*	2,407	73,895
Yelp, Inc.*	27,739	858,522
		4,570,367
Investment Companies — 0.4%
Cannae Holdings, Inc.*	72,440	1,678,435

Iron/Steel — 0.5%
ATI, Inc.*	52,411	1,599,060
Carpenter Technology Corp.	11,908	488,942
		2,088,002
Leisure Time — 0.6%
Callaway Golf Co.*	4,678	98,004
OneSpaWorld Holdings Ltd.*	19,794	197,346
Planet Fitness, Inc., Class A*	5,773	452,372
Vista Outdoor, Inc.*	14,337	401,006
Xponential Fitness, Inc.*	75,743	1,676,950
		2,825,678
Lodging — 0.3%
Boyd Gaming Corp.	4,776	292,912
Full House Resorts, Inc.*	44,922	343,653
Playa Hotels & Resorts NV*	137,240	844,026
		1,480,591
Machinery-Construction & Mining — 0.3%
Argan, Inc.	26,500	1,005,675
BWX Technologies, Inc.	8,753	532,970
		1,538,645
Machinery-Diversified — 1.3%
Albany International Corp., Class A	1,126	114,143
Applied Industrial Technologies, Inc.	1,045	138,452
Chart Industries, Inc.*	3,219	460,285
Enovis Corp.*	5,685	307,729
Esab Corp.	9,897	468,524
Flowserve Corp.	10,824	339,441
Lindsay Corp.	6,314	1,114,358
NN, Inc.*	179,350	342,558
Tennant Co.	2,414	153,361
Toro Co., (The)	5,348	593,574
Twin Disc, Inc.*	185,495	1,979,232
		6,011,657
Media — 0.2%
Cable One, Inc.	754	546,115
EW Scripps Co., (The), Class A*	6,465	96,846
Scholastic Corp.	3,196	131,419
		774,380
Metal Fabricate/Hardware — 1.6%
AZZ, Inc.	1,964	81,761
Mueller Industries, Inc.	5,975	410,901
Northwest Pipe Co.*	95,210	3,566,567
Standex International Corp.	1,485	155,999
Strattec Security Corp.*	55,520	1,379,117
Xometry, Inc.*	39,330	1,660,906
		7,255,251
Mining — 0.4%
Astec Industries, Inc.	3,361	148,691
Century Aluminum Co.*	18,637	167,920
Energy Fuels Inc.*	66,466	461,274
Kaiser Aluminum Corp.	2,403	217,231
Livent Corp.*	4,171	116,746
Uranium Energy Corp.*	164,624	638,741
		1,750,603
Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc.*	6,910	1,271,647
EnPro Industries, Inc.	4,961	589,367
ESCO Technologies, Inc.	1,920	180,499
Fabrinet*	6,803	907,588
Federal Signal Corp.	28,237	1,372,036
John Bean Technologies Corp.	2,493	229,007
Materion Corp.	2,877	231,771
Myers Industries, Inc.	2,441	56,973
Park Aerospace Corp.	58,133	769,100
Sturm Ruger & Co., Inc.	2,818	154,793
		5,762,781
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 0.1%
Badger Meter, Inc.	2,217	256,773

Office Furnishings — 0.0%
Interface, Inc.	5,954	64,482

Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	13,705	52,353

Oil & Gas — 2.6%
Evolution Petroleum Corp.	60,009	433,865
Helmerich & Payne, Inc.	4,567	233,282
Matador Resources Co.	24,867	1,650,174
Nabors Industries Ltd.*	628	99,431
Patterson-UTI Energy, Inc.	112,890	2,026,376
PBF Energy, Inc., Class A	5,245	208,594
PDC Energy, Inc.	21,646	1,608,731
Penn Virginia Corp.	19,911	867,522
Permian Resources Corp.	128,521	1,305,773
Range Resources Corp.	29,237	844,072
SM Energy Co.	26,159	1,127,715
Southwestern Energy Co.*	112,602	779,206
Talos Energy, Inc.*	23,929	470,205
		11,654,946
Oil & Gas Services — 1.0%
DMC Global, Inc.*	44,840	824,608
Helix Energy Solutions Group, Inc.*	41,891	267,265
Natural Gas Services Group, Inc.*	183,540	2,028,117
NOW, Inc.*	14,472	180,610
Oceaneering International, Inc.*	35,309	536,344
Profire Energy, Inc.*	570,090	627,099
Select Energy Services, Inc.	8,411	68,886
		4,532,929
Packaging & Containers — 0.4%
Karat Packaging, Inc.	40,640	561,645
Matthews International Corp., Class A	5,499	174,098
O-I Glass, Inc.*	6,528	107,125
TriMas Corp.	35,247	964,005
		1,806,873
Pharmaceuticals — 1.6%
AdaptHealth Corp.*	3,436	76,657
Alector, Inc.*	18,296	155,333
Amphastar Pharmaceuticals, Inc.*	6,771	199,677
Anika Therapeutics, Inc.*	3,736	117,833
Collegium Pharmaceutical, Inc.*	2,619	57,278
Corcept Therapeutics, Inc.*	5,448	137,725
Eagle Pharmaceuticals, Inc.*	3,963	143,936
Embecta Corp.	4,050	133,326
Enanta Pharmaceuticals, Inc.*	4,093	179,233
Harmony Biosciences Holdings, Inc.*	844	50,446
KalVista Pharmaceuticals Inc.*	39,129	210,905
MERUS NV*	46,885	719,685
Morphic Holding, Inc.*	8,218	226,159
Option Care Health, Inc.*	11,736	353,371
Owens & Minor, Inc.	3,772	77,741
Premier, Inc., Class A	59,941	1,999,032
Prestige Brands Holdings, Inc.*	3,474	213,512
uniQure NV*	2,321	61,414
USANA Health Sciences, Inc.*	2,267	124,776
Vanda Pharmaceuticals, Inc.*	9,710	105,936
Vaxcyte, Inc.*	37,035	1,705,832
		7,049,807
Pipelines — 0.3%
Golar LNG Ltd.*	62,975	1,578,783

Real Estate — 0.8%
McGrath RentCorp	31,250	3,066,250
Newmark Group, Inc., Class A	31,480	266,951
RE/MAX Holdings, Inc., Class A	4,378	91,062
Realogy Holdings Corp.*	7,502	56,640
RMR Group, Inc. (The)	4,937	142,729
		3,623,632
REITS — 3.1%
Agree Realty Corp.	1,641	114,788
Alexander & Baldwin, Inc.	8,102	160,015
Alexander's, Inc.	446	108,931
Alpine Income Property Trust, Inc.	123,894	2,356,464
American Finance Trust, Inc.	8,730	58,316
Apollo Commercial Real Estate Finance, Inc.	44,054	544,507
Bluerock Homes Trust, Inc.*	227	5,566
BRT Apartments Corp.	3,220	66,429
CareTrust REIT, Inc.	3,664	72,547
CBL & Associates Properties, Inc.	1,597	48,708
Centerspace	2,438	157,251
Chatham Lodging Trust*	17,141	229,175
Community Healthcare Trust, Inc.	2,769	97,635
CTO Realty Growth, Inc.	9,833	206,198
DiamondRock Hospitality Co.	13,130	123,553
Easterly Government Properties, Inc.	15,901	251,872
EastGroup Properties, Inc.	2,590	402,072
Farmland Partners, Inc.	4,288	56,945
Four Corners Property Trust, Inc.	2,959	80,307
Getty Realty Corp.	5,173	170,812
Global Medical REIT, Inc.	170,360	1,720,636
Great Ajax Corp.	202,961	1,583,096
Hersha Hospitality Trust	4,915	47,331
Hudson Pacific Properties, Inc.	18,750	216,750
Kite Realty Group Trust	7,450	169,860
KKR Real Estate Finance Trust, Inc.	9,611	159,062
Lexington Realty Trust	12,112	130,325
LTC Properties, Inc.	5,085	199,790
National Health Investors, Inc.	1,656	93,167
New York Mortgage Trust, Inc.	183,589	515,885
NexPoint Residential Trust, Inc.	2,319	111,521
One Liberty Properties, Inc.	1,332	31,755
Orion Office REIT, Inc.	15,658	145,463
PennyMac Mortgage Investment Trust	24,404	372,649
Piedmont Office Realty Trust, Inc.	14,174	147,551
PotlatchDeltic Corp.	1,462	69,869
Ready Capital Corp.	6,588	88,279
Redwood Trust, Inc.	77,920	615,568
Retail Opportunity Investments Corp.	28,261	430,980
Saul Centers, Inc.	3,903	168,219
Tanger Factory Outlet Centers, Inc.	33,410	649,825
Universal Health Realty Income Trust	6,003	315,098
Urstadt Biddle Properties, Inc., Class A	16,209	310,078
Whitestone REIT	18,658	181,542
		13,786,390
Retail — 6.8%
Abercrombie & Fitch Co., Class A*	2,464	59,087
Asbury Automotive Group, Inc.*	8,984	1,685,578
Aspen Aerogels, Inc.*	60,932	734,840
Big Lots, Inc.	7,174	139,893
BJ's Restaurants, Inc.*	7,047	226,068
BJ's Wholesale Club Holdings, Inc.*	34,289	2,579,904
Bloomin' Brands, Inc.	20,453	460,602
Boot Barn Holdings, Inc.*	5,509	371,031
Buckle, Inc., (The)	2,951	129,696
Build-A-Bear Workshop, Inc.	155,690	3,697,637
Caleres, Inc.	28,445	687,231
Casey's General Stores, Inc.	1,888	458,822
Children's Place, Inc., (The)*	1,047	37,168
Chuy's Holdings, Inc.*	3,285	104,102
Dave & Buster's Entertainment, Inc.*	18,923	750,486
Designer Brands, Inc., Class A	23,923	366,022
Destination XL Group, Inc.*	396,110	2,638,093
DineEquity, Inc.	1,134	84,585
Dutch Bros, Inc.*	5,760	217,382
El Pollo Loco Holdings, Inc.	11,495	125,295
FirstCash Holdings, Inc.	2,930	275,010
Five Below, Inc.*	6,022	968,699
Freshpet, Inc.*	5,879	394,011
Genesco, Inc.*	986	51,469
GMS, Inc.*	18,278	897,450
Group 1 Automotive, Inc.	2,270	438,882
Guess?, Inc.	12,246	254,227
Hibbett Sports, Inc.	1,413	94,191
Kura Sushi USA, Inc.*	19,651	1,291,071
Leslie's, Inc.*	59,282	865,517
Lithia Motors, Inc., Class A	382	91,416
MSC Industrial Direct Co., Inc., Class A	6,984	599,437
Murphy USA, Inc.	5,145	1,521,942
ODP Corp., (The)*	1,590	76,527
Ollie's Bargain Outlet Holdings, Inc.*	6,111	372,160
Papa John's International, Inc.	5,696	474,249
PC Connection, Inc.*	1,419	78,825
PetMed Express, Inc.	4,164	82,447
Portillo's, Inc.*	28,350	572,387
PriceSmart, Inc.	1,079	76,652
Red Robin Gourmet Burgers, Inc.*	115,670	958,904
RH*	2,399	688,105
Shake Shack, Inc., Class A*	4,314	226,916
Shoe Carnival, Inc.	6,304	166,489
Signet Jewelers Ltd.	5,100	331,500
Texas Roadhouse, Inc.	7,274	722,454
Tilly's, Inc.	158,630	1,506,985
Wingstop, Inc.	3,215	532,115
World Fuel Services Corp.	19,749	561,859
Zumiez, Inc.*	3,678	85,514
		30,810,932
Savings & Loans — 1.6%
Axos Financial, Inc.*	3,461	138,821
Banc of California, Inc.	5,748	97,544
Berkshire Hills Bancorp, Inc.	17,583	548,238
Brookline Bancorp, Inc.	4,100	58,302
Eagle Bancorp Montana, Inc.	73,800	1,313,640
FS Bancorp, Inc.	75,814	2,592,839
Northfield Bancorp, Inc.	4,651	74,183
Northwest Bancshares, Inc.	5,826	89,080
Pacific Premier Bancorp, Inc.	8,033	296,819
Provident Financial Services, Inc.	10,750	242,197
Riverview Bancorp, Inc.	242,220	1,838,450
		7,290,113
Semiconductors — 4.6%
Advanced Energy Industries, Inc.	2,466	228,450
Aehr Test Systems*	40,182	1,047,545
Allegro MicroSystems, Inc.*	18,956	590,290
Amtech Systems, Inc.*	251,750	2,754,145
Axcelis Technologies, Inc.*	30,032	2,398,356
AXT, Inc.*	328,822	1,746,045
Bloom Energy Corp.*	10,288	219,032
CEVA, Inc.*	1,600	43,472
Cirrus Logic, Inc.*	3,525	263,353
Cohu, Inc.*	1,313	47,032
FormFactor, Inc.*	3,724	85,913
Impinj, Inc.*	22,796	2,907,630
inTEST Corp.*	255,870	2,904,124
Kulicke & Soffa Industries, Inc.	6,419	307,791
Lattice Semiconductor Corp.*	7,962	579,872
MKS Instruments, Inc.	1,371	114,972
Monolithic Power Systems, Inc.	1,952	745,586
Onto Innovation, Inc.*	8,903	711,795
Photronics, Inc.*	100,044	1,880,827
Power Integrations, Inc.	9,598	772,447
Semtech Corp.*	5,218	160,401
Silicon Laboratories, Inc.*	2,771	403,014
Veeco Instruments, Inc.*	3,472	69,023
		20,981,115
Software — 3.8%
ACI Worldwide, Inc.*	47,362	989,866
Agilysys, Inc.*	27,741	1,842,002
Alkami Technology, Inc.*	20,040	251,903
Alteryx, Inc., Class A*	6,824	306,056
American Software, Inc., Class A	3,436	50,887
Apollo Medical Holdings, Inc.*	1,257	35,774
Appfolio, Inc.*	1,818	207,416
Asure Software, Inc.*	280,860	2,204,751
Blackbaud, Inc.*	799	47,357
Blackline, Inc.*	4,075	275,837
BM Technologies, Inc.*	216,265	1,150,530
Cogent Communications Holdings, Inc.	1,297	75,291
Computer Programs & Systems, Inc.*	36,865	1,091,204
Concentrix Corp.	830	101,575
CSG Systems International, Inc.	2,981	184,345
Digi International, Inc.*	47,231	2,005,901
DoubleVerify Holdings, Inc.*	15,934	417,471
Doximity, Inc.*	11,670	396,663
Duolingo, Inc.*	2,792	194,519
Dynatrace, Inc.*	9,886	383,082
Expensify, Inc.*	31,785	304,182
Five9, Inc.*	5,509	353,182
Jamf Holding Corp.*	11,127	236,783
JFrog Ltd.*	14,207	312,270
LivePerson, Inc.*	9,192	107,914
LiveRamp Holdings, Inc.*	2,300	50,508
Model N, Inc.*	7,621	296,304
PDF Solutions, Inc.*	1,842	57,783
Phreesia, Inc.*	21,047	585,528
Privia Health Group, Inc.*	9,553	228,603
Progress Software Corp.	5,306	282,916
Smith Micro Software, Inc.*	618,660	1,391,985
Sprout Social, Inc., Class A*	3,382	200,553
SPS Commerce, Inc.*	800	113,808
Take-Two Interactive Software, Inc.*	3,504	370,338
		17,105,087
Telecommunications — 2.6%
A10 Networks, Inc.	53,720	1,005,101
ADTRAN Holdings, Inc.	2,145	43,479
Aviat Networks, Inc.*	21,566	678,466
Calix, Inc.*	32,700	2,331,510
Clearfield, Inc.*	18,495	2,434,312
DZS, Inc.*	3,028	35,791
Extreme Networks, Inc.*	88,905	1,864,338
Harmonic, Inc.*	139,187	2,135,129
IDT Corp., Class B*	3,111	86,952
InterDigital, Inc.	869	43,598
Iridium Communications, Inc.*	9,628	511,247
Liberty Latin America Ltd., Class C*	44,088	343,445
NetGear, Inc.*	431	8,504
Telephone & Data Systems, Inc.	7,126	75,108
United States Cellular Corp.*	1,499	31,869
Viavi Solutions, Inc.*	23,640	267,841
		11,896,690
Textiles — 0.5%
UniFirst Corp.	11,557	2,239,284

Transportation — 1.7%
Air Transport Services Group, Inc.*	109,063	3,058,127
ArcBest Corp.	7,779	643,868
Atlas Air Worldwide Holdings, Inc.*	177	17,836
Forward Air Corp.	11,023	1,238,655
Knight-Swift Transportation Holdings, Inc., Class A	1,873	103,820
Marten Transport Ltd.	7,327	156,138
Matson, Inc.	1,566	99,848
PAM Transportation Services, Inc.*	37,076	1,039,240
Saia, Inc.*	4,008	976,309
Scorpio Tankers, Inc.	4,242	216,427
		7,550,268
Water — 0.1%
American States Water Co.	1,758	172,267
California Water Service Group	1,969	127,847
York Water Co., (The)	1,229	56,153
		356,267
TOTAL COMMON STOCKS
(Cost $304,391,940)		418,371,775

RIGHTS - 0.0%
Machinery Diversified – 0.0%
EVERCEL INC CVR*	350,100	–
TOTAL RIGHTS
(Cost $–)		–
WARRANTS - 0.0%
Biotechnology — 0.0%
EQRx, Inc. *	13,678	8,070
TOTAL WARRANTS
(Cost $23,295)		8,070
SHORT-TERM INVESTMENTS - 7.6%
U.S. Bank Money Market Deposit Account, 3.50% (a)	34,379,803	34,379,803
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,379,803)		34,379,803
TOTAL INVESTMENTS - 100.2%
(Cost $338,795,038)		452,759,648
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,037,133)
NET ASSETS - 100.0%		$451,722,515

*	Non-income producing security
(a)	The rate shown is as of November 30, 2022.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$418,371,775	$418,371,775	$-	**	$-
Rights	-	-	-	**	-
Warrants	8,070	8,070
Short-Term Investments	34,379,803	34,379,803	-		-
Total Investments*	$452,759,648	$452,759,648	$-	**	$-

* Please refer to Portfolio of Investments for further details.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.